Related Parties - Sponsor, Trustee, Custodian and Marketing Fees (Details Narrative) $ in Thousands	Aug. 24, 2017 USD ($)
Related Party Transactions [Abstract]
Legal fees and expenses	$ 100
Fee paid to sponsor annualized rate, percentage	0.20%